Summary of Significant Accounting Policies (Details - Foreign Currency Translation)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
China, Yuan Renminbi
DisclosureLineElements [Line Items]
Average rate	7.1872	7.0714
Exchange rate	6.9949	7.2975
United States of America, Dollars
DisclosureLineElements [Line Items]
Average rate	1.0000	1.0000
Exchange rate	1.0000	1.0000